Lease - Summary of amounts recognized in the condensed consolidated interim statements of income of leases (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Depreciation Right Of Use Assets [Abstract]
Depreciation, right-of-use assets	₩ 403,794	₩ 433,970	₩ 436,231
Interest expense on lease liabilities	29,996	23,998	22,976
Land Buildings And Structures [Member]
Depreciation Right Of Use Assets [Abstract]
Depreciation, right-of-use assets	346,499	338,304	347,166
Other assets [member]
Depreciation Right Of Use Assets [Abstract]
Depreciation, right-of-use assets	₩ 57,295	₩ 95,666	₩ 89,065